SCHEDULE OF DISAGGREGATES REVENUE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023	Oct. 31, 2023	Oct. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenue from customers	$ 63,052		$ 135,975
Oil Sales [Member]
Disaggregation of Revenue [Line Items]
Total revenue from customers	$ 63,052		$ 135,975